Derivative Instruments And Hedging Activities (Schedule Of Derivative Instruments In Consolidated Statements Of Operations) (Details) - Cash Flow Interest Rate Contracts [Member] - Interest Expense [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) Recognized in OCI (Effectiveness)	$ 6,383	$ (2,137)	$ (2,576)
Loss Reclassified From OCI Into Income	5,444	$ 3,824	$ 6,068
Loss Recognized Due to Ineffectiveness	$ 30